Warrants Liability (Restated) (Details) - USD ($)				12 Months Ended
	Jun. 18, 2024	Jun. 17, 2024	Feb. 27, 2024	Jun. 30, 2024	Mar. 01, 2025	Jun. 28, 2024	Jun. 27, 2024	Jun. 25, 2024	Jun. 24, 2024	Jun. 21, 2024	Jun. 10, 2024	Jun. 03, 2024	May 06, 2024	Apr. 15, 2024	Jun. 30, 2023	Jun. 30, 2022
Warrants Liability (Restated) [Line Items]
Funding for consideration			$ 9,880,682	$ 182,534
Per share				$ 10.2
Share value															$ 39,414	$ 39,414
Warrants [member]
Warrants Liability (Restated) [Line Items]
Warrants exercisable				$ 11.5
Warrant acquired	600,000
PIPE warrant acquired	$ 6,000,000
Per share		$ 10				$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Listed warrants carrying value				$ 919,150
Polar Multi-Strategy Master Fund [Member]
Warrants Liability (Restated) [Line Items]
Exercise price			$ 10
Number of warrants issued			350,000
Polar Multi-Strategy Master Fund [Member] | Warrants [member]
Warrants Liability (Restated) [Line Items]
Warrants exercisable			$ 10
Empery Asset Management LP [Member]
Warrants Liability (Restated) [Line Items]
Exercise price			$ 10
Number of warrants issued		1,000,000	2,024
Empery Asset Management LP [Member] | Warrants [member]
Warrants Liability (Restated) [Line Items]
Warrants exercisable		$ 11.45	$ 10
Warrant exercised	600,000
Empery PIPE Investor [Member]
Warrants Liability (Restated) [Line Items]
Number of warrants issued			10,000,000
Empery PIPE Investor [Member] | Warrants [member]
Warrants Liability (Restated) [Line Items]
Funding for consideration			$ 9,880,682
PIPE Investors [Member] | Warrants [member]
Warrants Liability (Restated) [Line Items]
Funding for consideration			$ 31,660,000
Critical Metals Corp [Member]
Warrants Liability (Restated) [Line Items]
Per share	$ 10
Critical Metals Corp [Member] | Warrants [member]
Warrants Liability (Restated) [Line Items]
Warrant acquired	2,400,000
Share value					$ 27,200,000
Gem Global Yield LLC SCS (GEM) [Member]
Warrants Liability (Restated) [Line Items]
Number of warrants issued			1,814,797
Gem Global Yield LLC SCS (GEM) [Member] | Warrants [member]
Warrants Liability (Restated) [Line Items]
Exercise price			$ 10.71
Warrants exercisable			$ 10.71
Share value					$ 27,200,000
Sizzle Warrant Holders [Member] | Warrants [member]
Warrants Liability (Restated) [Line Items]
Listed warrants				7,750,000